UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Corporate Bond
1-10 Year Central Fund

November 30, 2009

1.850078.102

CB10CEN-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.9%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 15,894,000	$ 16,838,421
5.875% 3/15/11	5,902,000	6,192,437
		23,030,858
Hotels, Restaurants & Leisure - 0.5%
Yum! Brands, Inc. 6.25% 3/15/18	12,920,000	14,233,292
Household Durables - 1.3%
Fortune Brands, Inc.:
5.125% 1/15/11	13,113,000	13,575,246
6.375% 6/15/14	11,609,000	12,561,600
Newell Rubbermaid, Inc. 5.5% 4/15/13	6,035,000	6,343,135
		32,479,981
Media - 4.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	5,345,000	5,704,430
6.875% 5/1/12	6,934,000	7,688,745
Comcast Cable Communications, Inc. 6.75% 1/30/11	1,451,000	1,538,685
Comcast Corp.:
4.95% 6/15/16	5,340,000	5,575,676
5.5% 3/15/11	1,085,000	1,140,403
5.85% 1/15/10	174,000	174,992
COX Communications, Inc.:
4.625% 1/15/10	6,082,000	6,105,537
4.625% 6/1/13	12,691,000	13,386,467
6.25% 6/1/18 (b)	7,083,000	7,548,410
News America, Inc.:
4.75% 3/15/10	695,000	697,461
5.3% 12/15/14	2,490,000	2,744,411
6.9% 3/1/19	9,093,000	10,422,078
Time Warner Cable, Inc.:
5.4% 7/2/12	6,943,000	7,482,207
6.2% 7/1/13	6,601,000	7,322,767
6.75% 7/1/18	3,333,000	3,720,631
Time Warner, Inc. 5.875% 11/15/16	4,230,000	4,631,533
Viacom, Inc.:
4.375% 9/15/14	3,246,000	3,383,614
6.25% 4/30/16	13,603,000	15,017,535
		104,285,582
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.8%
Staples, Inc.:
7.375% 10/1/12	$ 6,370,000	$ 7,007,924
7.75% 4/1/11	13,300,000	14,349,077
		21,357,001
TOTAL CONSUMER DISCRETIONARY		195,386,714
CONSUMER STAPLES - 4.7%
Beverages - 1.9%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	208,000	225,303
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (b)	13,872,000	15,037,914
7.2% 1/15/14 (b)	9,760,000	11,209,458
Diageo Capital PLC 5.2% 1/30/13	2,947,000	3,202,959
Diageo Finance BV 5.5% 4/1/13	9,993,000	10,960,732
FBG Finance Ltd. 5.125% 6/15/15 (b)	8,340,000	8,845,663
		49,482,029
Food & Staples Retailing - 0.7%
CVS Caremark Corp.:
6.036% 12/10/28	6,388,113	6,485,340
6.302% 6/1/37 (e)	13,457,000	11,573,020
		18,058,360
Food Products - 0.5%
Kraft Foods, Inc.:
5.625% 11/1/11	10,397,000	11,118,677
6.75% 2/19/14	1,534,000	1,726,888
		12,845,565
Personal Products - 0.2%
Avon Products, Inc. 4.8% 3/1/13	5,083,000	5,469,674
Tobacco - 1.4%
Altria Group, Inc. 9.7% 11/10/18	21,597,000	26,722,141
Reynolds American, Inc. 6.75% 6/15/17	8,312,000	8,670,638
		35,392,779
TOTAL CONSUMER STAPLES		121,248,407
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 11.9%
Energy Equipment & Services - 1.0%
DCP Midstream LLC 9.75% 3/15/19 (b)	$ 1,649,000	$ 2,011,292
Transocean Ltd. 5.25% 3/15/13	9,844,000	10,622,089
Weatherford International Ltd.:
4.95% 10/15/13	4,949,000	5,256,170
5.15% 3/15/13	6,467,000	6,843,250
		24,732,801
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp. 5.95% 9/15/16	21,521,000	23,482,144
BW Group Ltd. 6.625% 6/28/17 (b)	8,402,000	7,183,710
Canadian Natural Resources Ltd.:
5.15% 2/1/13	12,778,000	13,761,855
5.7% 5/15/17	3,293,000	3,555,613
Cenovus Energy, Inc.:
4.5% 9/15/14 (b)	5,034,000	5,274,968
5.7% 10/15/19 (b)	9,341,000	9,903,758
ConocoPhillips 4.75% 2/1/14	2,995,000	3,254,708
Duke Energy Field Services:
5.375% 10/15/15 (b)	3,471,000	3,465,408
6.875% 2/1/11	6,572,000	6,893,542
7.875% 8/16/10	2,947,000	3,079,158
El Paso Natural Gas Co. 5.95% 4/15/17	2,655,000	2,791,791
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	3,328,000	3,653,458
Enbridge Energy Partners LP:
5.875% 12/15/16	5,131,000	5,422,071
6.5% 4/15/18	6,737,000	7,542,213
EnCana Holdings Finance Corp. 5.8% 5/1/14	8,205,000	9,066,632
Enterprise Products Operating LP:
5.6% 10/15/14	5,554,000	6,042,985
5.65% 4/1/13	1,979,000	2,128,610
5.9% 4/15/13	9,202,000	9,952,165
Gazstream SA 5.625% 7/22/13 (b)	2,339,341	2,386,128
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	10,973,000	11,733,111
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	2,537,000	2,869,811
Lukoil International Finance BV 6.656% 6/7/22 (b)	3,471,000	3,236,708
Magellan Midstream Partners LP 6.55% 7/15/19	3,287,000	3,682,600
Midcontinent Express Pipel LLC 5.45% 9/15/14 (b)	9,585,000	9,823,043
Nexen, Inc.:
5.05% 11/20/13	10,923,000	11,397,998
5.2% 3/10/15	2,580,000	2,718,605
6.2% 7/30/19	6,935,000	7,422,593
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
NGPL PipeCo LLC 6.514% 12/15/12 (b)	$ 10,121,000	$ 11,143,788
Pemex Project Funding Master Trust:
0.9344% 12/3/12 (b)(e)	170,000	163,370
1.599% 6/15/10 (b)(e)	3,537,000	3,537,000
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	14,490,000	14,761,688
7.875% 3/15/19	3,425,000	3,989,098
Plains All American Pipeline LP:
4.25% 9/1/12	5,580,000	5,822,468
7.75% 10/15/12	6,699,000	7,627,381
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	7,638,300	8,402,183
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	1,582,000	1,637,368
5.5% 9/30/14 (b)	2,210,000	2,320,772
5.832% 9/30/16 (b)	3,816,000	4,079,953
6.75% 9/30/19 (b)	1,447,000	1,576,886
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	7,726,000	8,467,480
Source Gas LLC 5.9% 4/1/17 (b)	10,068,000	9,059,499
Southeast Supply Header LLC 4.85% 8/15/14 (b)	4,216,000	4,346,047
Spectra Energy Capital, LLC 5.65% 3/1/20	3,537,000	3,684,652
Suncor Energy, Inc. 6.1% 6/1/18	3,482,000	3,814,817
Texas Eastern Transmission LP 6% 9/15/17 (b)	4,573,000	5,001,824
		281,161,660
TOTAL ENERGY		305,894,461
FINANCIALS - 42.2%
Capital Markets - 10.0%
Bear Stearns Companies, Inc.:
4.245% 1/7/10	3,458,000	3,463,643
4.5% 10/28/10	5,207,000	5,386,569
5.3% 10/30/15	3,324,000	3,637,646
6.95% 8/10/12	3,835,000	4,309,551
BlackRock, Inc. 6.25% 9/15/17	4,950,000	5,472,997
Goldman Sachs Group, Inc.:
5.25% 10/15/13	16,772,000	18,076,744
5.45% 11/1/12	10,706,000	11,646,222
5.95% 1/18/18	11,333,000	12,125,596
6.15% 4/1/18	12,985,000	14,015,373
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.6% 1/15/12	$ 4,860,000	$ 5,316,957
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	6,815,000	6,804,014
6.5% 6/15/12	11,851,000	11,978,932
Lazard Group LLC:
6.85% 6/15/17	10,908,000	11,187,343
7.125% 5/15/15	3,910,000	4,081,801
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	18,229,000	19,153,466
6.875% 4/25/18	13,531,000	14,513,743
Morgan Stanley:
0.5344% 1/9/12 (e)	3,194,000	3,128,839
0.5844% 1/9/14 (e)	14,208,000	13,426,517
4.75% 4/1/14	2,257,000	2,296,583
5.05% 1/21/11	8,648,000	8,956,215
5.25% 11/2/12	744,000	798,174
5.45% 1/9/17	725,000	744,898
5.95% 12/28/17	1,561,000	1,640,844
6% 5/13/14	10,950,000	11,932,248
6.6% 4/1/12	16,248,000	17,749,120
6.625% 4/1/18	9,766,000	10,595,270
6.75% 4/15/11	2,375,000	2,533,242
Royal Bank of Scotland PLC 4.875% 8/25/14 (b)	15,770,000	16,271,691
Scotland International Finance No. 2 BV 7.7% 8/15/10 (b)	2,974,000	3,027,303
UBS AG Stamford Branch 5.75% 4/25/18	11,661,000	12,052,040
		256,323,581
Commercial Banks - 9.2%
American Express Bank FSB 6% 9/13/17	1,888,000	1,984,813
ANZ National International Ltd. 6.2% 7/19/13 (b)	3,121,000	3,436,230
Bank of America NA:
5.3% 3/15/17	10,275,000	10,069,777
6.1% 6/15/17	4,390,000	4,456,030
Bank One Corp.:
5.25% 1/30/13	2,642,000	2,828,515
7.875% 8/1/10	1,963,000	2,057,444
Barclays Bank PLC 5% 9/22/16	7,015,000	7,276,000
BB&T Corp. 6.5% 8/1/11	3,531,000	3,767,789
Chase Manhattan Corp. 7.875% 6/15/10	4,410,000	4,571,750
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Commonwealth Bank of Australia 5% 10/15/19 (b)	$ 13,870,000	$ 14,248,776
Credit Suisse First Boston 6% 2/15/18	7,790,000	8,332,566
Credit Suisse First Boston New York Branch 5% 5/15/13	9,260,000	10,000,189
Credit Suisse New York Branch 5.5% 5/1/14	8,486,000	9,308,726
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (b)(e)	8,863,494	8,331,684
Export-Import Bank of Korea:
5.125% 2/14/11	8,296,000	8,565,222
5.25% 2/10/14 (b)	1,603,000	1,691,702
5.5% 10/17/12	6,408,000	6,860,661
Fifth Third Bancorp:
4.5% 6/1/18	351,000	288,596
8.25% 3/1/38	5,962,000	5,716,264
JPMorgan Chase Bank 6% 10/1/17	5,952,000	6,377,205
KeyBank NA:
5.8% 7/1/14	6,888,000	6,868,734
7% 2/1/11	6,384,000	6,661,225
Korea Development Bank 4.625% 9/16/10	5,207,000	5,316,769
National City Bank, Cleveland 4.5% 3/15/10	8,362,000	8,436,940
PNC Funding Corp. 0.4206% 1/31/12 (e)	16,995,000	16,519,582
Regions Bank:
6.45% 6/26/37	5,480,000	4,124,971
7.5% 5/15/18	982,000	939,674
Regions Financial Corp. 7.75% 11/10/14	2,500,000	2,512,113
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(e)	11,944,000	10,988,480
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(e)	8,332,000	8,041,205
Union Planters Corp. 7.75% 3/1/11	1,704,000	1,697,400
UnionBanCal Corp. 5.25% 12/16/13	1,883,000	1,958,838
Wachovia Bank NA:
4.8% 11/1/14	4,280,000	4,431,777
4.875% 2/1/15	4,000,000	4,137,096
Wachovia Corp.:
0.4134% 4/23/12 (e)	1,541,000	1,507,875
0.4144% 10/15/11 (e)	11,410,000	11,268,117
5.625% 10/15/16	9,657,000	10,128,629
5.75% 6/15/17	8,332,000	8,764,164
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	1,767,000	1,867,106
		236,340,634
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 3.9%
American Express Credit Corp. 5.875% 5/2/13	$ 1,657,000	$ 1,796,476
Capital One Bank USA NA 8.8% 7/15/19	19,090,000	22,608,153
Discover Financial Services:
0.8297% 6/11/10 (e)	4,557,000	4,509,024
6.45% 6/12/17	6,788,000	6,517,804
10.25% 7/15/19	6,680,000	7,845,727
General Electric Capital Corp. 5.9% 5/13/14	3,610,000	3,959,343
Household Finance Corp.:
6.375% 10/15/11	5,284,000	5,650,921
7% 5/15/12	1,330,000	1,460,202
HSBC Finance Corp.:
5.25% 1/14/11	3,716,000	3,839,472
5.25% 1/15/14	2,995,000	3,171,199
5.5% 1/19/16	10,600,000	11,272,316
5.9% 6/19/12	6,640,000	7,125,643
MBNA America Bank NA 7.125% 11/15/12 (b)	2,109,000	2,304,785
MBNA Corp. 7.5% 3/15/12	4,568,000	5,027,970
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	12,061,000	12,053,184
ORIX Corp. 5.48% 11/22/11	1,094,000	1,104,795
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	960,201	999,204
		101,246,218
Diversified Financial Services - 6.9%
Bank of America Corp. 7.4% 1/15/11	15,447,000	16,288,475
Capital One Capital VI 8.875% 5/15/40	13,630,000	13,543,681
Citigroup, Inc.:
0.3613% 5/18/11 (e)	7,984,000	7,853,573
5.3% 10/17/12	10,387,000	10,893,543
5.625% 8/27/12	11,275,000	11,707,791
6.125% 5/15/18	4,796,000	4,789,127
6.5% 1/18/11	3,715,000	3,880,537
6.5% 8/19/13	37,586,000	40,076,787
CME Group, Inc. 5.75% 2/15/14	1,438,000	1,600,285
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(e)	4,213,000	1,937,980
International Lease Finance Corp. 5.4% 2/15/12	8,137,000	6,938,550
JPMorgan Chase & Co.:
4.891% 9/1/15 (e)	7,752,000	7,742,124
5.75% 1/2/13	6,299,000	6,829,332
6.75% 2/1/11	1,067,000	1,132,614
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,097,000	2,378,806
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.: - continued
5.5% 1/15/14 (b)	$ 1,973,000	$ 1,651,401
5.7% 4/15/17 (b)	4,820,000	3,611,144
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	12,408,000	12,428,113
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(e)	8,032,000	7,108,320
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(e)	14,482,000	12,526,930
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(e)	2,394,000	1,933,897
		176,853,010
Insurance - 4.3%
Assurant, Inc.:
5.625% 2/15/14	5,431,000	5,683,536
6.75% 2/15/34	5,586,000	4,792,788
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,587,000	1,638,604
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	4,234,000	3,429,540
Hartford Financial Services Group, Inc. 5.375% 3/15/17	2,228,000	2,193,633
Jackson National Life Global Funding 5.375% 5/8/13 (b)	2,137,000	2,188,570
Liberty Mutual Group, Inc. 6.5% 3/15/35 (b)	1,688,000	1,376,039
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	4,694,000	5,909,483
MetLife, Inc.:
6.125% 12/1/11	2,812,000	3,050,340
6.75% 6/1/16	2,610,000	2,998,185
Metropolitan Life Global Funding I:
4.625% 8/19/10 (b)	9,374,000	9,560,927
5.125% 4/10/13 (b)	1,588,000	1,703,440
5.125% 6/10/14 (b)	2,314,000	2,484,713
Monumental Global Funding II 5.65% 7/14/11 (b)	4,693,000	4,814,966
Monumental Global Funding III 5.5% 4/22/13 (b)	6,257,000	6,570,194
Pacific Life Global Funding 5.15% 4/15/13 (b)	9,617,000	10,214,620
Prudential Financial, Inc.:
5.15% 1/15/13	6,154,000	6,506,680
5.8% 6/15/12	3,030,000	3,211,524
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	9,495,000	8,199,075
Symetra Financial Corp. 6.125% 4/1/16 (b)	14,719,000	13,443,967
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	3,550,000	3,639,368
Unum Group 7.125% 9/30/16	6,750,000	7,099,643
		110,709,835
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 4.9%
Arden Realty LP 5.2% 9/1/11	$ 3,804,000	$ 3,965,377
AvalonBay Communities, Inc.:
4.95% 3/15/13	1,041,000	1,073,716
5.5% 1/15/12	3,585,000	3,781,727
6.625% 9/15/11	1,020,000	1,088,882
Brandywine Operating Partnership LP:
5.625% 12/15/10	11,588,000	11,774,741
5.75% 4/1/12	5,279,000	5,435,802
CPG Partners LP 6% 1/15/13	2,890,000	3,050,450
Developers Diversified Realty Corp.:
4.625% 8/1/10	8,559,000	8,475,456
5% 5/3/10	6,368,000	6,338,421
5.25% 4/15/11	6,909,000	6,827,992
5.375% 10/15/12	3,653,000	3,482,281
Duke Realty LP:
4.625% 5/15/13	1,781,000	1,746,979
5.25% 1/15/10	1,288,000	1,291,670
5.4% 8/15/14	1,570,000	1,561,244
5.625% 8/15/11	8,402,000	8,651,968
5.875% 8/15/12	326,000	337,584
Federal Realty Investment Trust:
5.4% 12/1/13	1,174,000	1,210,931
6% 7/15/12	8,332,000	8,751,608
6.2% 1/15/17	1,763,000	1,757,630
Liberty Property LP:
5.125% 3/2/15	2,408,000	2,316,012
5.5% 12/15/16	4,222,000	4,018,905
Mack-Cali Realty LP:
5.05% 4/15/10	2,303,000	2,312,253
7.75% 2/15/11	2,772,000	2,890,916
Reckson Operating Partnership LP 5.15% 1/15/11	1,521,000	1,516,233
Simon Property Group LP:
4.6% 6/15/10	3,114,000	3,157,677
4.875% 8/15/10	1,917,000	1,960,717
5% 3/1/12	1,031,000	1,078,930
5.375% 6/1/11	1,763,000	1,844,311
5.6% 9/1/11	7,721,000	8,134,730
5.75% 5/1/12	3,598,000	3,838,911
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
7.75% 1/20/11	$ 2,334,000	$ 2,450,313
Washington (REIT) 5.95% 6/15/11	10,331,000	10,575,204
		126,699,571
Real Estate Management & Development - 0.1%
ERP Operating LP 5.5% 10/1/12	1,257,000	1,332,101
Thrifts & Mortgage Finance - 2.9%
Bank of America Corp.:
5.65% 5/1/18	4,166,000	4,198,582
6.5% 8/1/16	35,830,000	38,073,603
7.375% 5/15/14	712,000	799,239
Countrywide Financial Corp. 5.8% 6/7/12	12,454,000	13,315,630
Countrywide Home Loans, Inc. 4% 3/22/11	1,361,000	1,390,320
Independence Community Bank Corp.:
2.1097% 4/1/14 (e)	11,982,000	11,604,124
4.9% 9/23/10	4,820,000	4,951,928
		74,333,426
TOTAL FINANCIALS		1,083,838,376
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.4%
Hospira, Inc. 6.4% 5/15/15	8,211,000	9,297,644
Health Care Providers & Services - 0.3%
Express Scripts, Inc.:
5.25% 6/15/12	2,423,000	2,598,970
6.25% 6/15/14	1,435,000	1,592,097
7.25% 6/15/19	929,000	1,093,674
UnitedHealth Group, Inc. 4.875% 3/15/15	1,639,000	1,718,049
		7,002,790
Pharmaceuticals - 0.4%
Watson Pharmaceuticals, Inc.:
5% 8/15/14	8,274,000	8,603,338
6.125% 8/15/19	2,676,000	2,841,548
		11,444,886
TOTAL HEALTH CARE		27,745,320
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (b)	$ 7,500,000	$ 7,623,323
4.95% 6/1/14 (b)	6,570,000	6,890,531
6.4% 12/15/11 (b)	2,323,000	2,492,305
		17,006,159
Airlines - 1.5%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	704,887	697,838
Continental Airlines, Inc.:
6.648% 3/15/19	8,445,963	8,023,665
6.795% 2/2/20	628,383	562,403
6.82% 5/1/18	629,254	589,925
6.9% 7/2/19	2,431,032	2,333,791
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	1,035,541	979,881
7.57% 11/18/10	9,592,000	9,639,960
7.75% 12/17/19	6,813,000	6,906,679
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	6,196,856	5,236,343
8.36% 7/20/20	4,161,019	3,620,087
		38,590,572
Building Products - 0.1%
Masco Corp. 0.5997% 3/12/10 (e)	3,092,000	3,073,040
Industrial Conglomerates - 0.4%
Covidien International Finance SA:
5.15% 10/15/10	7,180,000	7,450,930
5.45% 10/15/12	1,757,000	1,941,954
		9,392,884
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (b)	1,736,000	1,819,955
TOTAL INDUSTRIALS		69,882,610
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.4%
Cisco Systems, Inc. 4.45% 1/15/20	8,804,000	8,955,103
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.8%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 8,379,000	$ 8,958,307
6% 10/1/12	11,015,000	11,841,015
		20,799,322
Office Electronics - 0.5%
Xerox Corp.:
5.5% 5/15/12	4,550,000	4,821,885
8.25% 5/15/14	6,968,000	8,106,669
		12,928,554
Semiconductors & Semiconductor Equipment - 0.5%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	12,848,000	12,812,283
TOTAL INFORMATION TECHNOLOGY		55,495,262
MATERIALS - 4.9%
Chemicals - 2.4%
Dow Chemical Co.:
4.85% 8/15/12	26,952,000	28,489,261
7.6% 5/15/14	23,639,000	26,838,870
E.I. du Pont de Nemours & Co. 4.625% 1/15/20	2,325,000	2,363,188
Lubrizol Corp. 8.875% 2/1/19	2,636,000	3,323,595
		61,014,914
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	5,207,000	5,477,868
Containers & Packaging - 0.4%
Pactiv Corp.:
5.875% 7/15/12	4,868,000	5,203,999
6.4% 1/15/18	4,968,000	5,327,276
		10,531,275
Metals & Mining - 1.9%
Anglo American Capital PLC 9.375% 4/8/14 (b)	9,930,000	11,905,256
ArcelorMittal SA 9.85% 6/1/19	7,346,000	9,051,036
Rio Tinto Finance (USA) Ltd.:
6.5% 7/15/18	6,666,000	7,387,648
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
8.95% 5/1/14	$ 11,888,000	$ 14,295,486
Vale Overseas Ltd. 6.25% 1/23/17	6,596,000	7,064,586
		49,704,012
TOTAL MATERIALS		126,728,069
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 4.6%
AT&T Broadband Corp. 8.375% 3/15/13	7,343,000	8,596,457
British Telecommunications PLC 9.125% 12/15/10 (a)	7,718,000	8,284,416
CenturyTel, Inc. 7.6% 9/15/39	6,000,000	5,963,928
Deutsche Telekom International Financial BV 5.25% 7/22/13	6,956,000	7,514,511
Embarq Corp. 7.995% 6/1/36	8,949,000	9,402,347
SBC Communications, Inc.:
5.875% 2/1/12	7,764,000	8,428,513
5.875% 8/15/12	2,777,000	3,062,001
Sprint Capital Corp. 7.625% 1/30/11	10,805,000	10,913,050
Telecom Italia Capital SA:
4.95% 9/30/14	9,112,000	9,620,532
7.175% 6/18/19	5,990,000	6,788,371
Telefonica Emisiones SAU:
0.6094% 2/4/13 (e)	6,828,000	6,699,040
4.949% 1/15/15	15,930,000	17,059,230
6.421% 6/20/16	3,299,000	3,740,568
Verizon New England, Inc. 6.5% 9/15/11	2,531,000	2,725,426
Verizon New York, Inc. 6.875% 4/1/12	7,540,000	8,294,973
		117,093,363
Wireless Telecommunication Services - 0.7%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (b)	7,320,000	7,556,531
5.875% 10/1/19 (b)	2,773,000	2,869,839
Vodafone Group PLC 5% 12/16/13	6,523,000	7,047,338
		17,473,708
TOTAL TELECOMMUNICATION SERVICES		134,567,071
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 10.0%
Electric Utilities - 5.3%
AmerenUE 6.4% 6/15/17	$ 8,487,000	$ 9,421,105
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,683,000	12,549,096
Commonwealth Edison Co. 5.4% 12/15/11	4,949,000	5,316,815
EDP Finance BV:
5.375% 11/2/12 (b)	5,663,000	6,192,355
6% 2/2/18 (b)	10,414,000	11,492,380
Enel Finance International SA 5.7% 1/15/13 (b)	2,370,000	2,588,064
Exelon Corp. 4.9% 6/15/15	10,236,000	10,816,023
FirstEnergy Corp. 6.45% 11/15/11	250,000	270,583
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (b)	776,000	806,468
6.05% 8/15/21 (b)	1,810,000	1,894,726
Illinois Power Co. 6.125% 11/15/17	1,172,000	1,273,514
Nevada Power Co. 6.5% 8/1/18	4,462,000	4,943,664
Oncor Electric Delivery Co. 6.375% 5/1/12	7,760,000	8,468,108
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	10,277,000	11,226,019
Pennsylvania Electric Co. 6.05% 9/1/17	2,172,000	2,338,275
Pepco Holdings, Inc.:
4% 5/15/10	6,337,000	6,410,224
6.45% 8/15/12	10,597,000	11,479,582
PPL Capital Funding, Inc. 6.7% 3/30/67 (e)	16,932,000	14,688,510
Progress Energy, Inc. 7.1% 3/1/11	9,615,000	10,243,033
Sierra Pacific Power Co. 5.45% 9/1/13	4,430,000	4,761,696
		137,180,240
Gas Utilities - 0.4%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	1,255,000	1,319,482
Texas Eastern Transmission Corp. 7.3% 12/1/10	8,807,000	9,274,414
		10,593,896
Independent Power Producers & Energy Traders - 1.5%
Constellation Energy Group, Inc. 7% 4/1/12	18,309,000	20,049,692
Duke Capital LLC 5.668% 8/15/14	5,839,000	6,282,005
Exelon Generation Co. LLC:
5.2% 10/1/19	6,000,000	6,209,184
5.35% 1/15/14	4,338,000	4,667,840
		37,208,721
Multi-Utilities - 2.8%
Dominion Resources, Inc.:
6.3% 9/30/66 (e)	11,507,000	10,126,160
7.5% 6/30/66 (e)	11,957,000	11,777,645
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co. 7.05% 6/1/11	$ 2,795,000	$ 2,979,680
KeySpan Corp. 7.625% 11/15/10	1,404,000	1,489,454
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	6,726,000	7,418,744
National Grid PLC 6.3% 8/1/16	5,917,000	6,541,261
NiSource Finance Corp.:
5.25% 9/15/17	2,395,000	2,346,956
5.4% 7/15/14	3,828,000	4,005,076
5.45% 9/15/20	806,000	784,085
6.4% 3/15/18	3,767,000	3,938,395
7.875% 11/15/10	2,901,000	3,051,640
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	17,533,000	15,472,873
WPS Resources Corp. 6.11% 12/1/66 (e)	2,091,000	1,745,985
		71,677,954
TOTAL UTILITIES		256,660,811
TOTAL NONCONVERTIBLE BONDS (Cost $2,233,733,933)		2,377,447,101
U.S. Treasury Obligations - 6.7%

U.S. Treasury Notes:
2.375% 9/30/14	49,899,000	50,939,893
3.375% 11/15/19 (c)	82,900,000	84,090,395
3.625% 8/15/19	35,273,000	36,524,098
TOTAL U.S. TREASURY OBLIGATIONS (Cost $168,501,465)		171,554,386
Municipal Securities - 0.0%

New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39 (Cost $1,206,000)	1,206,000	1,441,809
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $683,146)	686,000	723,615
Bank Notes - 1.2%
	Principal Amount	Value
National City Bank, Cleveland 0.4606% 3/1/13 (e)	$ 2,974,000	$ 2,825,300
Wachovia Bank NA 6% 11/15/17	25,786,000	27,692,142
TOTAL BANK NOTES (Cost $25,208,000)		30,517,442
Preferred Securities - 0.4%

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
ING Groep NV 5.775% (e)	2,989,000	2,212,197
MUFG Capital Finance 1 Ltd. 6.346% (e)	8,045,000	7,435,076
		9,647,273
TOTAL PREFERRED SECURITIES (Cost $10,879,182)		9,647,273
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) # (Cost $7,430,000)	$ 7,430,034	7,430,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,447,641,726)		2,598,761,626
NET OTHER ASSETS - (1.2)%		(30,672,835)
NET ASSETS - 100%		$ 2,568,088,791
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (d)

	Sept. 2010	$ 29,000,000	$ (200,015)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.2376% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2014	80,000,000	767,392
		$ 109,000,000	$ 567,377
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $418,327,111 or 16.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,430,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 1,454,397
J.P. Morgan Securities, Inc.	727,198
Mizuho Securities USA, Inc.	2,654,275
RBC Capital Markets Corp.	48,935
UBS Securities LLC	2,545,195
$ 7,430,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $2,436,782,131. Net unrealized appreciation aggregated $161,979,495, of which $188,827,256 related to appreciated investment securities and $26,847,761 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $29,000,000 representing 1.13% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mortgage Backed Securities Central Fund

November 30, 2009

1.841407.103

MBSCEN-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 2.8%
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 (d) (Cost $223,275,090)	$ 222,067,990	$ 223,356,764
U.S. Government Agency - Mortgage Securities - 120.5%

Fannie Mae - 89.4%
2.25% 10/1/34 (e)	58,558	59,783
2.691% 6/1/34 (e)	12,578,102	12,973,721
2.756% 10/1/33 (e)	253,544	261,133
2.783% 2/1/33 (e)	38,065	39,113
2.804% 7/1/35 (e)	6,810,112	7,094,196
2.809% 10/1/34 (e)	6,949,890	7,170,348
2.998% 4/1/36 (e)	13,874,030	14,157,282
3.026% 7/1/35 (e)	289,945	298,082
3.046% 3/1/35 (e)	152,001	157,119
3.071% 10/1/33 (e)	1,335,835	1,392,420
3.133% 1/1/35 (e)	11,743,220	12,005,670
3.146% 5/1/35 (e)	19,331,262	20,018,933
3.179% 12/1/34 (e)	1,005,768	1,033,288
3.253% 3/1/35 (e)	990,016	1,018,293
3.264% 9/1/34 (e)	739,024	762,741
3.273% 7/1/35 (e)	20,672,216	21,454,845
3.276% 10/1/33 (e)	35,404	36,380
3.277% 7/1/35 (e)	7,481,151	7,847,982
3.288% 4/1/36 (e)	3,482,985	3,561,167
3.355% 11/1/34 (e)	28,557,297	29,824,870
3.358% 7/1/34 (e)	355,828	367,308
3.378% 7/1/35 (e)	6,658,626	6,890,279
3.409% 7/1/34 (e)	2,488,029	2,580,373
3.423% 9/1/35 (e)	9,091,338	9,529,322
3.512% 5/1/35 (e)	4,443,233	4,607,632
3.586% 10/1/35 (e)	8,254,932	8,535,162
3.69% 1/1/35 (e)	38,971	39,722
3.864% 1/1/35 (e)	2,523,122	2,603,277
3.9% 9/1/36 (e)	4,142,924	4,311,408
3.934% 11/1/36 (e)	6,735,816	6,967,487
3.961% 11/1/36 (e)	1,420,123	1,472,852
3.981% 4/1/35 (e)	18,782,090	19,526,067
4% 8/1/24 to 12/1/39	99,669,627	100,601,703
4% 12/1/24 (a)	148,000,000	151,984,589
4% 12/1/24 (a)	123,000,000	126,311,517
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 12/1/24 (a)	$ 20,000,000	$ 20,538,458
4% 12/1/24 (a)	18,000,000	18,484,612
4.067% 3/1/33 (e)	1,603,501	1,657,880
4.069% 3/1/34 (e)	1,200,029	1,237,727
4.215% 11/1/34 (e)	8,627,061	8,910,383
4.271% 9/1/36 (e)	5,005,626	5,236,636
4.275% 3/1/33 (e)	166,235	171,880
4.291% 6/1/36 (e)	604,455	627,871
4.299% 3/1/33 (e)	755,583	782,560
4.433% 3/1/35 (e)	2,699,456	2,791,785
4.457% 3/1/35 (e)	3,609,205	3,710,872
4.497% 3/1/33 (e)	3,405,284	3,518,673
4.5% 4/1/21 to 8/1/39	333,311,456	344,050,415
4.5% 12/1/24 (a)	30,000,000	31,424,970
4.5% 12/1/24 (a)	38,000,000	39,804,962
4.5% 12/1/39 (a)	383,000,000	393,039,311
4.5% 12/1/39 (a)	56,000,000	57,467,889
4.5% 12/1/39 (a)(b)	378,000,000	387,908,249
4.5% 12/1/39 (a)	229,000,000	235,002,617
4.5% 12/1/39 (a)	59,000,000	60,546,526
4.509% 12/1/34 (e)	155,940	159,999
4.521% 2/1/34 (e)	11,172,351	11,573,439
4.522% 7/1/35 (e)	17,148,734	17,593,040
4.546% 7/1/35 (e)	1,818,849	1,884,490
4.604% 1/1/35 (e)	3,814,640	3,887,411
4.613% 9/1/35 (e)	2,875,358	2,994,462
4.639% 11/1/35 (e)	2,310,448	2,387,529
4.757% 3/1/35 (e)	11,229,929	11,501,671
4.893% 7/1/35 (e)	11,826,113	12,166,847
5% 9/1/16 to 8/1/39	742,373,360	784,486,221
5% 12/1/24 (a)	12,700,000	13,488,902
5% 12/1/39 (a)	77,500,000	81,262,889
5% 12/1/39 (a)	30,000,000	31,456,602
5% 12/1/39 (a)	114,700,000	120,269,075
5% 12/1/39 (a)	52,000,000	54,524,777
5.095% 10/1/35 (e)	17,112,415	17,892,605
5.111% 9/1/35 (e)	22,745,616	24,156,129
5.141% 6/1/35 (e)	8,461,640	8,862,018
5.141% 7/1/35 (e)	1,364,353	1,400,458
5.165% 9/1/35 (e)	2,171,372	2,264,524
5.185% 3/1/35 (e)	466,305	476,862
5.283% 2/1/37 (e)	6,957,765	7,256,475
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.31% 3/1/36 (e)	$ 28,340,131	$ 29,771,109
5.343% 6/1/36 (e)	6,819,028	7,176,205
5.409% 8/1/36 (e)	4,861,973	5,083,320
5.498% 6/1/47 (e)	1,769,279	1,843,118
5.5% 6/1/11 to 3/1/39	1,387,852,862	1,483,869,679
5.5% 12/1/24 (a)(b)	1,000,000	1,070,662
5.5% 12/1/24 (a)(b)	47,000,000	50,321,128
5.5% 12/1/39 (a)	19,000,000	20,202,474
5.5% 12/1/39 (a)	88,000,000	93,569,353
5.5% 12/1/39 (a)	67,000,000	71,240,303
5.5% 12/1/39 (a)	75,000,000	79,746,608
5.663% 9/1/35 (e)	2,994,217	3,171,999
5.687% 3/1/36 (e)	6,465,391	6,739,990
5.742% 7/1/37 (e)	2,646,302	2,816,659
5.846% 3/1/36 (e)	5,060,549	5,359,308
5.856% 5/1/36 (e)	10,389,962	11,058,821
5.864% 7/1/36 (e)	2,456,365	2,614,494
6% 12/1/11 to 3/1/39	720,940,990	781,450,144
6% 12/1/39 (a)(b)	466,000,000	499,497,292
6.002% 4/1/36 (e)	34,626,868	36,273,479
6.202% 8/1/46 (e)	1,074,895	1,144,092
6.22% 3/1/37 (e)	1,399,637	1,489,739
6.346% 9/1/36 (e)	2,245,890	2,363,663
6.365% 5/1/36 (e)	4,978,718	5,299,225
6.461% 4/1/37 (e)	3,537,706	3,765,448
6.5% 4/1/10 to 9/1/38	175,981,434	191,090,813
6.5% 12/1/39 (a)(b)	17,000,000	18,363,662
6.5% 12/1/39 (a)	114,700,000	123,900,706
6.518% 9/1/37 (e)	1,645,973	1,720,597
6.736% 5/1/37 (e)	143,022	152,229
6.861% 9/1/37 (e)	2,777,561	2,956,368
7% 5/1/13 to 7/1/37	27,201,430	30,047,120
7.037% 9/1/37 (e)	3,678,681	3,915,498
7.5% 1/1/10 to 2/1/32	10,415,798	11,533,939
8% 9/1/17 to 3/1/37	711,897	794,201
8.5% 12/1/16 to 8/1/23	93,297	104,174
9.5% 4/1/17 to 2/1/25	222,699	257,206
10% 8/1/17	804	904
10.75% 5/1/14	11,098	12,298
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
11.25% 5/1/14	$ 941	$ 1,046
12.5% 1/1/15	2,726	3,066
		7,008,148,904
Freddie Mac - 17.0%
2.862% 6/1/33 (e)	3,060,937	3,155,991
2.997% 5/1/35 (e)	6,297,549	6,546,220
3.094% 6/1/33 (e)	9,681,581	10,078,943
3.155% 2/1/34 (e)	1,921,979	1,984,847
3.41% 1/1/36 (e)	4,623,922	4,784,927
3.471% 3/1/35 (e)	2,064,244	2,124,892
3.648% 3/1/35 (e)	2,356,768	2,398,072
3.776% 4/1/35 (e)	8,079,631	8,451,933
3.854% 3/1/36 (e)	3,590,859	3,695,931
3.962% 3/1/35 (e)	13,317,861	13,800,833
4% 12/1/24 (a)	12,000,000	12,323,075
4.031% 6/1/35 (e)	2,869,612	2,986,093
4.133% 10/1/33 (e)	4,333,110	4,508,835
4.193% 10/1/35 (e)	4,244,334	4,384,452
4.418% 11/1/35 (e)	3,285,566	3,393,490
4.455% 4/1/35 (e)	3,082,793	3,173,936
4.46% 5/1/35 (e)	11,636,424	12,045,910
4.5% 9/1/39	14,073,062	14,453,495
4.55% 10/1/36 (e)	4,256,599	4,449,300
4.789% 2/1/36 (e)	903,936	948,147
4.831% 5/1/35 (e)	6,259,439	6,519,875
4.962% 1/1/33 (e)	3,520,258	3,614,995
5% 6/1/20 to 9/1/39	301,346,609	317,449,757
5% 12/1/39 (a)	58,000,000	60,802,502
5% 12/1/39 (a)	8,000,000	8,386,552
5.034% 3/1/37 (e)	7,203,112	7,335,771
5.104% 4/1/38 (e)	13,528,563	14,232,880
5.138% 4/1/35 (e)	297,874	313,786
5.207% 12/1/35 (e)	4,396,799	4,591,885
5.227% 3/1/33 (e)	136,987	142,275
5.275% 1/1/37 (e)	7,295,661	7,628,212
5.359% 5/1/37 (e)	1,405,703	1,458,427
5.446% 3/1/37 (e)	1,452,759	1,501,518
5.448% 12/1/35 (e)	10,562,999	11,033,992
5.479% 4/1/37 (e)	1,554,062	1,613,236
5.5% 6/1/15 to 12/1/35	216,267,496	232,378,590
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.5% 12/1/39 (a)	$ 65,000,000	$ 69,172,123
5.515% 1/1/36 (e)	7,365,133	7,744,386
5.601% 4/1/36 (e)	3,966,375	4,201,020
5.682% 1/1/36 (e)	1,199,044	1,243,838
5.692% 10/1/35 (e)	1,039,689	1,101,420
5.724% 5/1/37 (e)	2,928,441	3,025,191
5.758% 4/1/37 (e)	7,587,450	7,822,472
5.823% 6/1/37 (e)	5,865,595	6,124,104
5.954% 6/1/37 (e)	1,534,894	1,619,206
6% 2/1/17 to 1/1/38	160,721,425	174,239,409
6% 10/14/39 (a)(b)	11,000,000	11,711,450
6% 12/1/39 (a)(b)	98,000,000	105,128,716
6.077% 4/1/37 (e)	1,909,295	2,032,207
6.143% 6/1/36 (e)	3,041,254	3,237,036
6.203% 3/1/36 (e)	9,048,421	9,630,918
6.237% 7/1/36 (e)	2,557,962	2,668,171
6.42% 6/1/37 (e)	841,797	893,011
6.421% 12/1/36 (e)	5,384,609	5,731,246
6.5% 4/1/11 to 3/1/37	61,915,961	67,340,270
6.505% 8/1/36 (e)	4,934,535	5,164,481
6.532% 8/1/37 (e)	845,364	883,417
6.572% 6/1/36 (e)	1,269,686	1,351,422
6.619% 6/1/37 (e)	1,093,876	1,163,666
6.653% 8/1/37 (e)	5,183,222	5,516,894
7% 6/1/21 to 9/1/36	28,126,572	30,967,390
7.168% 2/1/37 (e)	745,881	793,898
7.347% 4/1/37 (e)	394,583	419,985
7.5% 9/1/15 to 6/1/32	603,315	666,908
8% 7/1/16 to 1/1/37	1,387,950	1,549,449
8.5% 9/1/19 to 1/1/28	494,909	560,080
9% 10/1/16	2,461	2,751
10.5% 11/1/10	53	53
11% 8/1/15 to 9/1/20	81,195	93,066
11.5% 10/1/15	4,522	5,140
12% 2/1/13 to 7/1/15	1,813	2,024
13.5% 12/1/14	19,839	22,574
		1,332,522,967
Government National Mortgage Association - 14.1%
4.5% 9/15/33 to 9/15/39	197,555,453	203,593,984
4.5% 12/1/39 (a)	38,000,000	39,064,350
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
4.5% 12/1/39 (a)	$ 14,900,000	$ 15,317,337
4.5% 12/1/39 (a)	24,800,000	25,494,628
5% 9/15/39 to 11/20/39	157,583,257	166,053,542
5% 12/1/39 (a)	96,000,000	100,886,131
5.5% 4/15/29 to 9/15/39	70,795,540	75,789,200
5.5% 12/1/39 (a)	26,500,000	28,206,118
5.5% 12/1/39 (a)	25,000,000	26,609,545
5.5% 12/1/39 (a)	63,000,000	67,056,053
6% 4/15/28 to 4/15/38	43,797,624	47,603,545
6% 12/1/39 (a)	76,250,000	81,623,826
6% 12/1/39 (a)	6,000,000	6,422,858
6.5% 6/15/23 to 7/15/39	76,638,013	83,408,922
6.5% 12/1/39 (a)	74,000,000	79,474,846
6.5% 12/1/39 (a)(b)	18,000,000	19,308,877
7% 6/15/22 to 3/15/33	21,466,671	23,606,665
7.5% 1/15/17 to 10/15/31	9,691,875	10,672,226
8% 8/15/16 to 1/15/30	2,847,342	3,155,789
8.5% 11/15/16 to 1/15/31	514,474	580,883
9% 8/15/19 to 1/15/23	47,360	53,611
9.5% 12/15/20 to 3/15/23	22,441	25,641
10.5% 5/20/16 to 1/20/18	94,493	109,872
11% 7/20/13 to 7/20/20	98,238	111,254
		1,104,229,703
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,154,485,927)		9,444,901,574
Asset-Backed Securities - 0.2%

Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5059% 5/25/37 (e)	2,235,000	84,521
Countrywide Asset-Backed Certificates Trust Series 2006-13 Class 1AF1, 0.3559% 1/25/37 (e)	55,122	54,745
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 0.3459% 4/25/36 (e)	249,957	246,326
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.2859% 3/25/37 (e)	112,677	102,352
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3959% 11/25/36 (e)	6,000,000	1,805,849
Merrill Lynch Mortgage Investors Trust:
Series 2005-FM1 Class A2D, 0.6159% 5/25/36 (e)	7,577,000	7,065,496
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-MLN1 Class A2A, 0.3059% 7/25/37 (e)	$ 926,539	$ 876,279
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 0.6259% 1/25/36 (e)	3,909,000	244,754
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3059% 1/25/37 (e)	61,403	60,683
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.3159% 8/25/36 (e)	1,173,764	623,560
Series 2007-NC1 Class A2A, 0.2859% 12/25/36 (e)	657,225	600,729
TOTAL ASSET-BACKED SECURITIES (Cost $22,043,823)		11,765,294
Collateralized Mortgage Obligations - 8.1%

Private Sponsor - 0.0%
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 4.3682% 11/25/36 (e)	847,985	490,679
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 1A1, 3.0889% 10/25/34 (e)	1,569,725	940,107
Granite Master Issuer PLC floater Series 2005-4 Class C2, 0.7866% 12/20/54 (e)	3,231,304	807,826
TOTAL PRIVATE SPONSOR		2,238,612
U.S. Government Agency - 8.1%
Fannie Mae:
floater Series 2002-94 Class FB, 0.6359% 1/25/18 (e)	3,178,615	3,184,673
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	1,847,539	2,018,474
Series 1999-17 Class PG, 6% 4/25/29	17,361,537	19,018,240
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	5,048,988
Series 2006-45 Class OP, 6/25/36 (g)	7,437,061	6,535,864
Series 1993-165 Class SH, 19.0927% 9/25/23 (h)	509,136	615,876
Series 2003-22 Class IO, 6% 4/25/33 (f)	13,856,992	2,075,251
Series 2009-16 Class SA, 6.0141% 3/25/24 (e)(f)	27,400,846	2,388,036
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	$ 34,160,480	$ 29,559,422
Series 339:
Class 29, 5.5% 7/1/18 (f)	6,989,958	869,981
Class 5, 5.5% 7/1/33 (f)	7,829,809	1,365,210
Series 343 Class 16, 5.5% 5/1/34 (f)	5,840,413	1,139,468
Series 348 Class 14, 6.5% 8/1/34 (f)	3,635,823	702,767
Series 351:
Class 12, 5.5% 4/1/34 (f)	2,694,137	505,513
Class 13, 6% 3/1/34 (f)	3,439,483	650,168
Series 359, Class 19 6% 7/1/35 (f)	3,544,216	629,955
Series 384 Class 6, 5% 7/25/37 (f)	39,606,387	6,400,107
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 1.0359% 2/25/32 (e)	891,958	885,547
Series 2002-39 Class FD, 1.2375% 3/18/32 (e)	1,043,559	1,041,891
Series 2002-60 Class FV, 1.2359% 4/25/32 (e)	2,177,963	2,200,472
Series 2002-63 Class FN, 1.2359% 10/25/32 (e)	2,273,065	2,270,831
Series 2002-7 Class FC, 0.9859% 1/25/32 (e)	1,187,175	1,186,059
Series 2004-56 Class FE, 0.6859% 10/25/33 (e)	4,136,661	4,109,821
Series 2007-36:
Class FB, 0.6359% 4/25/37 (e)	67,999,215	67,137,916
Class FG, 0.6359% 4/25/37 (e)	21,715,024	21,464,202
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	12,582,134	13,694,751
Series 1999-33 Class PK, 6% 7/25/29	8,158,446	8,902,122
Series 2001-52 Class YZ, 6.5% 10/25/31	750,884	828,405
Series 2001-63 Class TC, 6% 12/25/31	16,685,000	18,204,687
Series 2001-72 Class NZ, 6% 12/25/31	4,222,788	4,582,892
Series 2002-52 Class PB, 6% 2/25/32	8,727,311	9,094,435
Series 2005-73 Class SA, 16.9366% 8/25/35 (e)	5,741,166	6,667,762
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	$ 15,603,319	$ 16,967,689
Series 2001-31 Class ZC, 6.5% 7/25/31	6,487,741	7,122,842
Series 2002-16 Class ZD, 6.5% 4/25/32	4,315,330	4,733,956
Series 2002-79 Class Z, 5.5% 11/25/22	14,095,969	14,909,103
Series 2003-80 Class CG, 6% 4/25/30	1,877,210	1,968,450
Series 2004-3 Class BA, 4% 7/25/17	639,860	663,909
Series 2003-21 Class SK, 7.8641% 3/25/33 (f)(h)	2,789,801	498,023
Series 2003-3 Class HS, 7.4141% 9/25/16 (f)(h)	143,044	4,460
Series 2003-35:
Class BS, 6.7641% 4/25/17 (f)(h)	1,934,221	94,003
Class TQ, 7.2641% 5/25/18 (e)(f)	2,782,860	281,016
Series 2003-42 Class SJ, 6.8141% 11/25/22 (e)(f)	3,188,533	241,611
Series 2004-54 Class SW, 5.7641% 6/25/33 (f)(h)	12,793,951	1,180,571
Series 2004-56 Class SE, 7.3141% 10/25/33 (e)(f)	18,890,750	2,773,087
Series 2007-36:
Class GO, 4/25/37 (g)	3,480,206	3,101,091
Class PO, 4/25/37 (g)	4,804,441	3,869,527
Class SB, 6.3641% 4/25/37 (f)(h)	62,253,676	8,550,206
Class SG, 6.3641% 4/25/37 (f)(h)	45,063,928	5,152,902
Series 2007-57 Class SA, 39.2044% 6/25/37 (h)	7,742,444	12,586,589
Series 2007-66:
Class FB, 0.6359% 7/25/37 (e)	26,085,269	25,918,466
Class SA, 38.1844% 7/25/37 (h)	10,936,042	17,383,812
Class SB, 38.1844% 7/25/37 (h)	4,347,545	7,212,625
Freddie Mac:
floater:
Series 3033 Class TF, 0% 9/15/35 (e)	295,038	286,567
Series 3318:
Class CY, 0% 11/15/36 (e)	652,013	626,292
Class GY, 0% 5/15/37 (e)	806,648	737,383
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	15,530,349	16,948,326
Series 2101 Class PD, 6% 11/15/28	1,558,118	1,683,090
Series 2162 Class PH, 6% 6/15/29	2,561,579	2,854,699
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3225 Class EO, 10/15/36 (g)	$ 9,436,728	$ 7,825,330
Series 3030 Class SL, 5.8613% 9/15/35 (f)(h)	36,669,198	3,480,710
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	6,643,427	7,359,294
Series 2056 Class Z, 6% 5/15/28	10,550,315	11,468,701
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2412 Class FK, 1.0388% 1/15/32 (e)	668,947	664,571
Series 2423 Class FA, 1.1388% 3/15/32 (e)	1,401,635	1,396,503
Series 2424 Class FM, 1.2388% 3/15/32 (e)	1,386,319	1,384,368
Series 2432:
Class FE, 1.1388% 6/15/31 (e)	1,573,076	1,567,598
Class FG, 1.1388% 3/15/32 (e)	603,534	601,138
Series 3066 Class HF, 0% 1/15/34 (e)	176,040	172,076
Series 3129 Class MF, 0% 7/15/34 (e)	1,044,173	1,018,004
Series 3222 Class HF, 0% 9/15/36 (e)	1,649,255	1,552,780
Series 3298 Class CF, 0% 8/15/36 (e)	769,934	753,501
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	9,309,116	7,689,292
Series 2121 Class MG, 6% 2/15/29	6,274,761	6,715,415
Series 2131 Class BG, 6% 3/15/29 (c)	40,773,576	44,211,233
Series 2137 Class PG, 6% 3/15/29	6,562,154	7,069,112
Series 2154 Class PT, 6% 5/15/29	9,614,562	10,425,458
Series 2425 Class JH, 6% 3/15/17	3,590,386	3,907,724
Series 2520 Class BE, 6% 11/15/32	14,830,000	16,241,166
Series 2585 Class KS, 7.3613% 3/15/23 (f)(h)	1,828,379	188,281
Series 2590 Class YR, 5.5% 9/15/32 (f)	574,091	67,101
Series 3122 Class DS, 6.4613% 3/15/36 (e)(f)	23,265,320	3,705,467
Series 3258 Class PM, 5.5% 12/15/36	10,486,702	11,446,949
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	2,434,105	2,642,847
Series 2303 Class ZV, 6% 4/15/31	4,069,238	4,411,829
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2502 Class ZC, 6% 9/15/32	$ 6,779,724	$ 7,383,396
Series 2564 Class ES, 7.3613% 2/15/22 (f)(h)	2,016,229	92,635
Series 2575 Class ID, 5.5% 8/15/22 (f)	452,552	37,065
Series 2817 Class SD, 6.8113% 7/15/30 (f)(h)	4,403,229	294,615
Series 2902 Class LZ, 5.5% 9/15/31	31,711,208	32,856,348
Series 3266 Class D, 5% 1/15/22	11,000,000	12,063,749
Series 2844:
Class SC, 45.2481% 8/15/24 (h)	407,589	738,489
Class SD, 83.3462% 8/15/24 (h)	599,639	1,531,846
Series 2957 Class SW, 5.7613% 4/15/35 (e)(f)	22,388,097	1,968,185
Series 3002 Class SN, 6.2613% 7/15/35 (f)(h)	22,107,364	2,239,018
Ginnie Mae guaranteed REMIC pass-thru securities:
planned amortization class Series 1993-13 Class PD, 6% 5/20/29	9,951,643	10,748,736
Series 2004-32 Class GS, 6.2613% 5/16/34 (f)(h)	4,780,333	668,126
Series 2007-35 Class SC, 38.7675% 6/16/37 (h)	546,879	861,657
TOTAL U.S. GOVERNMENT AGENCY		632,780,394
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $582,272,162)		635,019,006
Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8618% 10/16/23 (e) (Cost $60,592)	57,233	57,495
Cash Equivalents - 15.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) # (Cost $1,227,400,000)	$ 1,227,405,669	$ 1,227,400,000
TOTAL INVESTMENT PORTFOLIO - 147.3% (Cost $11,209,537,594)		11,542,500,133
NET OTHER ASSETS - (47.3)%		(3,704,852,839)
NET ASSETS - 100%		$ 7,837,647,294
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
515 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2010	$ 112,213,672	$ (202,068)

The face value of futures sold as a percentage of net assets - 1.4%
Swap Agreements
		Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.05125% with Credit Suisse First Boston	Nov. 2011	$ 72,643,000	$ (111,754)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.8025% with JPMorgan Chase, Inc.	Oct. 2014	114,150,000	(2,948,803)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.4525% with Credit Suisse First Boston	Nov. 2019	$ 77,000,000	$ (1,139,300)
Receive semi-annually a fixed rate equal to 4.155% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2039	30,000,000	726,222
		$ 293,793,000	$ (3,473,635)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $661,430.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,471,831.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,227,400,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 240,259,333
J.P. Morgan Securities, Inc.	120,129,666
Mizuho Securities USA, Inc.	438,473,282
RBC Capital Markets Corp.	8,083,886
UBS Securities LLC	420,453,833
$ 1,227,400,000
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 223,356,764	$ -	$ 223,356,764	$ -
U.S. Government Agency - Mortgage Securities	9,444,901,574	-	9,444,901,574	-
Asset-Backed Securities	11,765,294	-	1,941,114	9,824,180
Collateralized Mortgage Obligations	635,019,006	-	634,211,180	807,826
Commercial Mortgage Securities	57,495	-	57,495	-
Cash Equivalents	1,227,400,000	-	1,227,400,000	-
Total Investments in Securities:	$ 11,542,500,133	$ -	$ 11,531,868,127	$ 10,632,006
Derivative Instruments:
Assets
Swap Agreements	$ 726,222	$ -	$ 726,222	$ -
Liabilities
Futures Contracts	$ (202,068)	$ (202,068)	$ -	$ -
Swap Agreements	(4,199,857)	-	(4,199,857)	-
Total Liabilities	$ (4,401,925)	$ (202,068)	$ (4,199,857)	$ -
Total Derivative Instruments:	$ (3,675,703)	$ (202,068)	$ (3,473,635)	$ -
Other Financial Instruments:
Forward Commitments	$ (13,075,325)	$ -	$ (13,075,325)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 10,590,614
Total Realized Gain (Loss)	(259,463)
Total Unrealized Gain (Loss)	1,167,902
Cost of Purchases	-
Proceeds of Sales	(809,899)
Amortization/Accretion	(2,403)
Transfers in/out of Level 3	(54,745)
Ending Balance	$ 10,632,006
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 939,361

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $11,208,902,963. Net unrealized appreciation aggregated $333,597,170, of which $351,966,047 related to appreciated investment securities and $18,368,877 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010